Short-Term Loans (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Loans [Abstract]
Schedule of Loans Working Capital and Capital Expenditures

As of June 30, 2026 and December 31, 2025, the loans were for working capital and capital expenditures. Loans consisted of the following:

Creditor	Interest rate	Issuance Date	Maturity date	As of June 30, 2026	As of December 31, 2025
Wuxi Branch of Bank of China	2.30%	2025/12/18	2026/12/17	1,468,235	1,422,718
China Merchants Bank Wuxi Xihui Branch	2.25%	2026/1/14	2027/1/13	734,117	-
CITIC Bank Wuxi Huishan Branch	2.40%	2026/3/5	2027/3/4	734,117	-
Total				$2,936,469	$1,422,718